Inventories (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories
	June 30, 2019	December 31, 2018

Raw materials	$26,538	$27,638
Work in progress	904	902
Finished goods	1,089,814	1,320,562
Total inventories	$1,117,256	$1,349,102